Financial assets, liabilities and financial results (telecom activities) - Loans from development organizations and multilateral lending institutions - Tabular disclosure (Details)
€ in Millions, د.م. in Millions, £ in Millions, XAF in Billions
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 MAD (د.م.)	Dec. 31, 2021 XAF	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 500
Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 167		د.م. 1,755
Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	139
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	137	£ 2,450
Orange Cameroun [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	76			XAF 50
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	3,206					€ 3,671	€ 4,013
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,105					1,384	1,625
Bank loans [member] | Sonatel [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	244					292	380
Bank loans [member] | Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	167					220	282
Bank loans [member] | Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	140					172	237
Bank loans [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	137					163	213
Bank loans [member] | Orange Mali [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	207					227	203
Bank loans [member] | Orange Cameroun [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	78					111	82
Bank loans [member] | Orange Jordanie [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	49					61	77
Bank loans [member] | Orange Burkina Faso [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	42					56	46
Bank loans [member] | Other subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	41					81	104
Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,101					2,288	2,389
Loans from development organizations and multilateral lending institutions [member] | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,101					2,288	2,356
Notional amount						€ 350	350
Loans from development organizations and multilateral lending institutions [member] | Orange Espagne [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 0						€ 33